Other (expense)/ Income (Details) - Schedule of Other (Expense)/ Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income [Abstract]
Sublicense income			$ 750
Other Income (see note 19)		33	143
Total other income/(expense)		$ 33	$ 893